Net Income Per Common Share and Equity per Common Share (Schedule Of Earnings Per Share) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Income Per Common Share and Equity per Commn Share [Abstract]
Average common shares outstanding during the period for basic computation	176,864	176,140	174,201
Dilutive effect of employee stock-based compensation	899	674	717
Average common shares outstanding during the period for diluted computation	177,763	176,814	174,918